Post-employment Benefits (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unified Plan
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	R$ 6,324,954	R$ 7,212,015
Return estimated for assets	685,596	591,774
Contributions and distributions	31,105	30,541
Benefits paid	(578,402)	(559,530)
Actuarial gain (losses)	168,725	(949,846)
Fair value of the plan's assets, ending balance	6,631,978	6,324,954
Cost of current service	28,555
Estimated cost of interest	686,247
Expected return on plan assets	(688,079)
Costs (income or loss)	(30,387)
Plan III
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	4,351,451	3,903,624
Return estimated for assets	465,653	321,633
Contributions and distributions	5,302	6,018
Benefits paid	(361,982)	(336,775)
Actuarial gain (losses)	352,549	456,951
Fair value of the plan's assets, ending balance	4,812,973	4,351,451
Cost of current service	1,651
Estimated cost of interest	493,017
Expected return on plan assets	(493,320)
Costs (income or loss)	(1,954)
Assistance Plan
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	189,928	173,870
Return estimated for assets	21,273	15,030
Contributions and distributions	105,518	96,036
Benefits paid	(105,518)	(96,036)
Actuarial gain (losses)	(11,243)	1,028
Fair value of the plan's assets, ending balance	199,958	R$ 189,928
Cost of current service	(6,967)
Estimated cost of interest	171,851
Expected return on plan assets	(21,042)
Costs (income or loss)	R$ 157,776